Accounts Receivable - Net - Additional Information (Details)	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivables Aged More Than Four Years
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	99.60%	100.00%
Accounts Receivables Aged between Three Year and Four Years
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	82.80%	96.90%
Accounts Receivables Aged between Two Year and Three Years
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	44.40%	90.60%
Accounts Receivables Aged between One Year and Two Years
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	14.60%	42.10%
Accounts Receivables Aged Less Than One Year
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	1.40%	1.40%